Cash Generated by Operations - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Borrowing facilities available for future operation activities and future capital commitments	R 7,254	R 4,254	R 1,336
Lease payments	177	119	38
Past due by more than 361 days
Disclosure of financial assets [line items]
Borrowing facilities available for future operation activities and future capital commitments	7,254	4,254
Restricted cash and investments (refer to note $17)
Disclosure of financial assets [line items]
Interest income	R 185	R 174	R 163